Taxation - Summary of Amount and Per Share Effect of Tax Holiday (Details) - CNY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Tax Effect Of Tax Holiday Period [Abstract]
Effects of tax holiday on assessable profit of certain subsidiaries	¥ 0	¥ 0	¥ 34
Per ordinary share effect—basic	¥ 0	¥ 0	¥ 0.01
Per ordinary share effect—diluted	¥ 0	¥ 0	¥ 0.01